Not FDIC Insured May Lose Value No Bank Guarantee
1115-Q3PH

Schedule of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Schedule of Investments 13

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), November 30, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 6,700,000 $ 6,884,144
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
6,884,144
Municipal Bonds 98.3%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 5,103,432
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,820,355
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,490,452
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,891,713
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 23,000,000 18,468,460
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 15,500,000 13,919,000
54,589,980
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,822,926
Illinois 0.9%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 12/15/42 ........................................... 6,970,000 6,928,148
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 10,310,000 9,705,764
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 4,705,882 4,732,390
GO , 2021 A , 4% , 3/01/38 ............................................ 2,600,000 2,601,469
23,967,771
New Jersey 0.5%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2021
QQQ , 4% , 6/15/50 ................................................. 1,500,000 1,503,241
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 3,725,000 3,938,759
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 1,025,000 1,154,743
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,500,000 1,512,814
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 5,000,000 4,970,411
13,079,968
New York 89.8%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,821,389
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,989,921
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... 1,200,000 1,211,852
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,289,638
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... 1,700,000 1,778,386
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 3,116,414

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Battery Park City Authority , Revenue, Senior Lien , 2023 A , 5% , 11/01/48 ..........
$ 20,000,000 $ 22,107,760
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,450,356
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 8,000,000 7,347,950
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 1,600,000 1,560,807
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 1,530,000 1,427,646
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 1,025,559
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding ,
AGMC Insured , 3% , 4/01/45 ........................................ 7,045,000 5,878,533
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 1,001,426
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 1,000,240
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 2,500,000 2,102,869
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 399,919
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 703,138
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 853,864
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 726,203
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 600,000 616,810
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 735,616
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 576,616
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 4,201,780
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 1,047,691
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,566,639
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 2,037,707
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,091,545
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,684,145
City of New York ,
GO , 2017 B , 5% , 12/01/41 ........................................... 7,000,000 7,193,469
GO , 2018 B-1 , 5% , 10/01/38 ......................................... 6,250,000 6,550,078
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 14,330,000 14,999,617
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 13,007,376
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 16,985,926
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,406,316
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 10,033,000
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,685,190
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 5,007,817
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 3,010,288
GO , 2023 E-1 , 5.25% , 4/01/47 ........................................ 10,000,000 11,114,653
GO , 2024 C , 5.25% , 3/01/53 ......................................... 7,750,000 8,613,637
GO , 2024 D , 5.25% , 4/01/54 ......................................... 2,000,000 2,222,622
GO , 2025 C-1 , 5.25% , 9/01/50 ........................................ 1,000,000 1,121,225
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... 175,000 187,571
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 185,000 197,533
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 533,595
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 198,560
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 197,548
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 244,759
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 241,140
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 95,314
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 94,608

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. $ 10,550,000 $ 10,768,029
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,822,345
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 4,119,820
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,166,960
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,674,422
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,759,801
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,525,899
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,418,181
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/54 ................. 5,000,000 5,460,667
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 4,250,000 4,494,894
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,290,989
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,387,995
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 583,960
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/40 ................. 715,000 723,747
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/41 ................. 625,000 630,029
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,308,581
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 15,000,000 15,434,615
Revenue , 2017 A , Refunding , AGMC Insured , 4% , 2/15/47 ................... 13,680,000 13,718,360
Long Island Power Authority ,
Revenue , 2016 B , Refunding , 5% , 9/01/41 ............................... 10,250,000 10,502,338
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,299,382
Revenue , 2021 A , Refunding , 4% , 9/01/42 ............................... 1,500,000 1,517,708
Revenue , 2022 A , Refunding , 5% , 9/01/44 ............................... 3,000,000 3,291,496
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,806,293
Revenue , 2024 A , Refunding , 5% , 9/01/54 ............................... 8,000,000 8,758,674
Revenue , 2024 A , Refunding , 5.25% , 9/01/54 ............................. 2,500,000 2,798,335
Metropolitan Transportation Authority ,
Revenue , 2015 C-1 , Refunding , 5% , 11/15/35 ............................ 5,000,000 5,072,673
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,156,055
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,094,414
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 18,500,000 18,907,725
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,627,391
Revenue , 2017 A-1 , Refunding , 5% , 11/15/51 ............................. 2,505,000 2,564,647
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,585,982
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 19,754,456
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,888,583
Revenue , 2019 C , AGMC Insured , 4% , 11/15/45 ........................... 8,000,000 7,976,601
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 17,802,609
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 3,052,892
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,520,086
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,876,090
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 9,774,118
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,995,387
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 6,187,174
Revenue , 2024 A , Refunding , 5.25% , 11/15/49 ............................ 6,000,000 6,578,086
Dedicated Tax Fund , Revenue , 2012 A , Refunding , Zero Cpn., 11/15/32 ......... 10,000,000 7,568,398
Dedicated Tax Fund , Revenue , 2017 A , 5% , 11/15/47 ....................... 30,375,000 31,146,422
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/42 ............ 5,000,000 5,179,138
Dedicated Tax Fund , Revenue , 2017 B-1 , Refunding , 5% , 11/15/47 ............ 13,505,000 13,921,655
Dedicated Tax Fund , Special Tax , 2024 A , 5% , 11/15/49 ..................... 2,500,000 2,752,133
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 7,500,000 8,387,583

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... $ 17,000,000 $ 17,213,852
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,619,854
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,513,242
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,815,000 1,941,969
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,679,513
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,100,778
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 8,097,176
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 699,803
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 1,670,000 1,815,829
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,398,342
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,374,990
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 22,895,000 22,947,780
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 21,550,000 21,599,679
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,857,482
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,505,333
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,665,127
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 1,049,387
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,802,343
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 868,385
New York City Housing Development Corp. ,
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 35,769,884
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,962,106
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 4,206,508
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 7,347,336
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 3% , 1/01/46 5,000,000 4,126,092
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/49 .. 10,000,000 8,124,154
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 24,290,000 24,082,483
Water & Sewer System , Revenue , 2017 DD , 5% , 6/15/47 .................... 33,800,000 34,695,430
Water & Sewer System , Revenue , 2018 BB-1 , 5% , 6/15/46 .................. 36,375,000 37,691,571
Water & Sewer System , Revenue , 2018 CC-1 , 5% , 6/15/48 .................. 11,225,000 11,614,467
Water & Sewer System , Revenue , 2019 DD-1 , 5% , 6/15/49 .................. 19,000,000 19,845,065
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,785,445
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 9,484,767
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 16,750,000 18,481,732
Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ................ 2,500,000 2,546,216
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 9,000,000 10,113,781
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 A-1 , 5% , 8/01/36 ...................... 10,000,000 10,095,923
Future Tax Secured , Revenue , 2017 E-1 , 5% , 2/01/33 ...................... 6,500,000 6,751,930
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 17,500,000 18,152,556
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/42 ...................... 7,410,000 7,435,366
Future Tax Secured , Revenue , 2019 A-1 , 5% , 8/01/40 ...................... 9,340,000 9,859,152
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,205,000 7,256,217
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 5,047,252
Future Tax Secured , Revenue , 2023 D-1 , 5% , 11/01/46 ..................... 10,000,000 10,894,821
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,931,877

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... $ 6,500,000 $ 6,513,435
Future Tax Secured , Revenue , 2024 G-1 , 5% , 5/01/52 ...................... 4,000,000 4,374,172
Future Tax Secured , Revenue , 2025 C-1 , 5.25% , 5/01/49 .................... 5,000,000 5,622,758
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/50 ........................ 2,375,000 2,614,138
State of New York , Revenue , 2018 S-3 , 5% , 7/15/43 ........................ 10,000,000 10,530,907
State of New York , Revenue , 2019 S-1 , 5% , 7/15/43 ........................ 22,230,000 23,410,206
State of New York , Revenue , 2020 S-1 , 4% , 7/15/41 ........................ 8,465,000 8,590,384
State of New York , Revenue , 2020 S-1B , 4% , 7/15/41 ...................... 2,465,000 2,479,914
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,096,166
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 14,140,796
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 106,673,517
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 32,479,682
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 4,388,239
Port Authority of New York & New Jersey , Revenue , 1WTC-2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 4,992,859
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 11,240,615
SFP Transmission Project , Revenue , 2023 A , AGMC Insured , 5% , 11/15/53 ...... 3,000,000 3,276,351
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,974,315
Revenue , 2009 A , AGMC Insured , 5.625% , 10/01/29 ....................... 300,000 300,601
Revenue , 2009 C , AGMC Insured , 5% , 10/01/31 .......................... 45,000 45,067
Revenue , 2009 C , AGMC Insured , 5.125% , 10/01/36 ....................... 60,000 60,099
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,532,358
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,960,887
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 1,148,712
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 1,143,665
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 2,092,883
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 5,835,000 4,949,840
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,353,977
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,189,732
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,220,000 13,744,361
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 4,464,613
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 931,044
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 499,479
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 3,980,237
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,086,583
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 2,065,864
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,957,133
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 955,013
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 1,100,000 1,127,165
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 353,212
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 328,114
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/37 ...................... 225,000 240,246
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 288,108
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,973,350
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 548,256

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... $ 1,150,000 $ 1,197,607
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,932,332
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 10,423,699
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,281,429
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/47 ................. 500,000 551,680
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/40 ............. 380,000 384,243
New School (The) , Revenue , 2015 A , 5% , 7/01/45 ......................... 13,845,000 13,894,874
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/45 ............. 660,000 667,370
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,961,121
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,300,000 1,408,333
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 2,900,000 3,119,114
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/43 ............... 3,000,000 3,110,030
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,266,926
New York University , Revenue , 2019 A , 4% , 7/01/45 ........................ 3,415,000 3,415,961
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 50,000,000 53,019,030
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 14,376,221
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 2,500,000 2,390,244
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 5,000,000 5,532,679
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 3,271,833
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 20,291,630
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 24,923,365
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 500,000 550,716
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,000,000 1,095,311
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/49 .............. 3,500,000 3,667,850
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,107,101
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,102,485
Rockefeller University (The) , Revenue , 2020 A , Refunding , 5% , 7/01/53 ......... 6,500,000 6,899,395
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/48 ............... 6,250,000 6,186,734
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 194,354
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 664,184
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ 15,000 15,774
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,637
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 30,000 31,910
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 17,050,000 17,696,964
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 30,000 31,910
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 19,985,000 20,016,750
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 15,000 15,566
State of New York Personal Income Tax , Revenue , 2017 B-3 , 5% , 2/15/41 ....... 9,895,000 10,299,006
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5% , 3/15/45 10,000,000 10,532,259
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5.25% ,
3/15/49 ........................................................ 10,000,000 11,137,672
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5.25% ,
3/15/52 ........................................................ 8,850,000 9,839,932
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/36 ................. 9,800,000 10,084,280
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/41 ................. 10,000,000 10,314,116
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 25,002,537
State of New York Sales Tax , Revenue , 2018 C , Refunding , 4% , 3/15/44 ........ 5,310,000 5,319,614
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/37 ........ 15,340,000 16,357,771
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,564,601
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 827,802

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... $ 4,000,000 $ 4,245,139
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,474,867
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/48 .. 7,950,000 8,233,209
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,462,756
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,631,954
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,199,320
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 6,226,955
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,000,000 2,155,095
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund , Revenue , 2017 A , Refunding , 5% , 6/15/46 17,250,000 17,899,844
State of New York State Revolving Fund , Revenue , 2017 E , 5% , 6/15/42 ........ 8,355,000 8,704,537
State of New York State Revolving Fund , Revenue , 2017 E , 5% , 6/15/47 ........ 4,345,000 4,504,654
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/43 ........ 8,000,000 8,425,295
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/48 ........ 18,610,000 19,397,545
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,543,264
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 2,031,194
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 12,049,661
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,436,477
Revenue , 2019 B , BAM Insured , 4% , 1/01/50 ............................. 20,000,000 19,828,554
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 14,778,430
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 10,021,637
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,105,581
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,489,343
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 27,051,305
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,682,919
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,448,704
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,622,101
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 11,443,176
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 25,831,198
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,413,149
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 2,008,439
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,455,379
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 17,539,946
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 476,917
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 422,744
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 421,716
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 367,750
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 300,340
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 398,670
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,526,909
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 889,749
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,302,762
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,166,346
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... 2,000,000 2,155,009
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,564,324
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 10,256,267
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 9,583,158
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 6,000,000 6,299,442
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AGMC Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 13,473,401
JFK Millennium Partners LLC , Revenue , 2024 B , Refunding , AGMC Insured , Zero
Cpn., 12/31/54 .................................................. 9,000,000 6,040,077

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. $ 6,500,000 $ 7,095,950
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 10,000,000 10,392,542
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,863,648
JFK NTO LLC , Revenue , 2024 , 5% , 6/30/60 .............................. 13,000,000 13,355,501
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 10,500,000 11,224,660
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,858,575
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 2,150,000 2,378,940
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 195,724
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 233,134
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 470,706
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 832,332
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 771,426
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 315,634
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 348,257
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 458,682
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 500,052
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,350,517
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 17,073,931
Port Authority of New York & New Jersey ,
Revenue , 194 , Refunding , 5% , 10/15/41 ................................. 10,000,000 10,110,803
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,362,278
Revenue , 2014 , 5% , 9/01/34 ......................................... 2,500,000 2,644,438
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,468,428
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 41,730,000 43,433,999
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 5,015,595
Revenue , 217th , 4% , 11/01/41 ........................................ 10,000,000 10,084,819
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 7,410,699
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 14,628,425
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,384,746
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,409,056
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. 2,500,000 2,724,751
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 5,000,000 5,506,177
Revenue , 246 , Refunding , 5% , 9/01/40 ................................. 2,000,000 2,191,413
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,260,065
Schenectady County Capital Resource Corp. ,
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/47 ............ 6,590,000 6,745,487
Trustees of Union College , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ......... 700,000 772,551
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... 465,000 497,003
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/35 ............... 475,000 506,196
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/36 ............... 500,000 530,744
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/37 ............... 525,000 555,573
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/38 ............... 435,000 458,470
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 400,000 419,332
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 495,554
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 544,897
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,982,616
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,705,794
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
10,000,000 10,084,505
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/36 ............................. 2,425,000 2,453,421
Revenue , 2021 A-2 , Refunding , 4% , 6/01/37 ............................. 1,250,000 1,260,582

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk Tobacco Asset Securitization Corp., (continued)
Revenue , 2021 A-2 , Refunding , 4% , 6/01/38 ............................. $ 1,000,000 $ 1,004,875
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,465,000 1,461,486
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,415,000 1,398,857
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. 1,340,000 1,313,300
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 4,141,015
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 4,285,000 4,250,445
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 739,458
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 751,530
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,405,615
Triborough Bridge & Tunnel Authority ,
Revenue , 2013 A , Refunding , Zero Cpn., 11/15/31 ......................... 5,000,000 3,923,205
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 18,120,000 18,695,817
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,389,068
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,986,669
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,625,662
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,579,212
Revenue , 2024 A-1 , 5.25% , 11/15/51 ................................... 5,000,000 5,613,396
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 21,419,474
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , Zero Cpn., 11/15/36 ............................ 6,250,000 3,989,301
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , Zero Cpn., 11/15/39 ............................ 1,115,000 613,130
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ 5,000,000 4,984,182
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 19,000,000 21,138,623
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 9,211,454
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 11,033,744
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 183,248
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 284,490
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 3,200,000 3,501,245
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/37 ...... 5,000,000 5,426,321
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 4,108,884
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,504,626
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 6,018,309
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,456,443
Revenue , 2017 , 5% , 12/15/41 ........................................ 8,500,000 8,875,390
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,913,168
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,580,523
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,493,978
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 2,260,000 2,476,335
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,131,313
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,287,268
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,144,048
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,125,448

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Western Nassau County Water Authority ,
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/40 ............................ $ 1,400,000 $ 1,409,336
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/45 ............................ 2,250,000 2,265,004
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 .........
1,600,000 1,750,750
2,495,648,560
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,900,000 6,067,140
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 6,900,000 6,067,140
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 16,250,000 12,561,212
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 5,100,726
29,796,218
Texas 0.4%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,363,947
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 8,380,040
12,743,987
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 6,068,446
Wisconsin 0.5%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,486,647
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 10,875,000 6,901,298
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,551,895
13,939,840
U.S. Territories 2.4%
Guam 0.4%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. 520,000 538,348
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 743,740
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 834,145
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 566,480
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 739,366
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 569,512
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,342,090
Revenue , 2024 A , 5% , 10/01/34 ....................................... 670,000 716,369
Revenue , 2024 A , 5.25% , 10/01/41 .................................... 1,400,000 1,512,071
Guam Power Authority ,
Revenue , 2024 A , Refunding , 5% , 10/01/34 .............................. 710,000 798,827
Revenue , 2024 A , Refunding , 5% , 10/01/35 .............................. 500,000 562,010
Revenue , 2024 A , Refunding , 5% , 10/01/36 .............................. 450,000 502,708
Revenue , 2024 A , Refunding , 5% , 10/01/37 .............................. 455,000 506,127
Revenue , 2024 A , Refunding , 5% , 10/01/38 .............................. 575,000 636,589
Revenue , 2024 A , Refunding , 5% , 10/01/40 .............................. 520,000 570,122
Revenue , 2024 A , Refunding , 5% , 10/01/42 .............................. 250,000 269,781
11,408,285

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 14 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.0%
HTA TRRB Custodial Trust ,
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... $ 119,118 $ 119,496
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 164,300 164,969
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,049,369
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 22,334,108
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 26,245,000 26,363,468
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 20,000,000 4,967,594
54,999,004
Total U.S. Territories .................................................................... 66,407,289
Total Municipal Bonds (Cost $ 2,734,809,585 ) ...................................
2,731,168,417
Total Long Term Investments (Cost $ 2,741,509,585 ) .............................
2,738,052,561
a
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
New York 0.4%
d
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 3.6% , 10/01/46 ...........
5,400,000 5,400,000
d
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.15% , 11/01/31 ........... 1,100,000 1,100,000
d
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 3.3% , 6/15/49 .................................. 3,300,000 3,300,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 3.6% ,
6/15/33 ........................................................ 2,400,000 2,400,000
12,200,000
Total Municipal Bonds (Cost $ 12,200,000 ) ......................................
12,200,000
Total Short Term Investments (Cost $ 12,200,000 ) ................................
12,200,000
a
Total Investments (Cost $ 2,753,709,585 ) 98.9% ..................................
$2,750,252,561
Other Assets, less Liabilities 1.1% .............................................
28,200,862
Net Assets 100.0% ...........................................................
$2,778,453,423
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $114,892,115, representing 4.1% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of November 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,884,144 $ 6,884,144
Municipal Bonds ......................... — 2,731,168,417 — 2,731,168,417
Short Term Investments ................... — 12,200,000 — 12,200,000
Total Investments in Securities ........... $— $2,743,368,417 $6,884,144 $2,750,252,561
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.